Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Star Peak Energy Transition Corp [Member]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in August 2020, the Company’s previously issued financial statements for the quarter ended September 30, 2020 and the year ended December 31, 2020 should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on August 20, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on August 20, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the year ended December 31, 2020 and for the quarter ended September 30, 2020 (the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase common stock (the “Warrants”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$385,286,084	$—	$385,286,084
Liabilities and stockholders’ equity
Total current liabilities	$2,809,435	$—	$2,809,435
Deferred legal fees	203,910	—	203,910
Deferred underwriting commissions	13,425,476	—	13,425,476
Stock warrant liabilities	—	121,091,978	121,091,978
Total liabilities	16,438,821	121,091,978	137,530,799
Class A common stock, $0.0001 par value; shares subject to possible redemption	363,847,260	(121,091,980)	242,755,280
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	197	1,211	1,408
Class B common stock - $0.0001 par value	959	—	959
Additional paid-in-capital	8,380,865	109,268,621	117,649,486
Accumulated deficit	(3,382,018)	(109,269,830)	(112,651,848)
Total stockholders’ equity	5,000,003	2	5,000,005
Total liabilities and stockholders’ equity	$385,286,084	$—	$385,286,084

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(3,500,175)	$—	$(3,500,175)
Other (expense) income:
Change in fair value of warrant liabilities	—	(109,269,830)	(109,269,830)
Net gain from investments held in Trust Account	136,707	—	136,707
Total other (expense) income	136,707	(109,269,830)	(109,133,123)
Net loss	$(3,363,468)	$(109,269,830)	$(112,633,298)

Weighted average Class A common stock outstanding, basic and diluted	38,208,123	—	38,208,123
Basic and diluted net loss per Class A common stock	$—	$—	$—
Weighted average Class B common stock outstanding, basic and diluted	9,589,626	—	9,589,626
Basic and diluted net loss per Class B common stock	$(0.35)	$—	$(11.75)

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(3,363,468)	$(109,269,830)	$(112,633,298)
Adjustments to reconcile net loss to net cash used in operating activities	—	109,269,830	109,269,830
Net cash used in operating activities	(1,838,477)	—	(1,838,477)
Net cash used in investing activities	(383,585,040)	—	(383,585,040)
Net cash provided by financing activities	386,360,290	—	386,360,290
Net change in cash	$936,773	$—	$936,773

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$386,179,543	$—	$386,179,543
Liabilities and stockholders’ equity
Total current liabilities	$716,028	$—	$716,028
Deferred legal fees	203,910	—	203,910
Deferred underwriting commissions	13,425,476	—	13,425,476
Stock warrant liabilities	—	11,822,148	11,822,148
Total liabilities	14,345,414	11,822,148	26,167,562
Class A common stock, $0.0001 par value; shares subject to possible redemption Stockholders’ equity	366,834,120	(11,822,140)	355,011,980
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	168	118	286
Class B common stock - $0.0001 par value	959	—	959
Additional paid-in-capital	5,394,034	(126)	5,393,908
Accumulated deficit	(395,152)	—	(395,152)
Total stockholders’ equity	5,000,009	(8)	5,000,001
Total liabilities and stockholders’ equity	$386,179,543	$—	$386,179,543

The impact to the balance sheet dated August 20, 2020, filed on Form 8-K on August 26, 2020 related to the impact of accounting for public and private warrants as liabilities at fair value resulted in a $11.8 million increase to the warrant liabilities line item on August 20, 2020 and offsetting decrease to the Class A common stock subject to redemption mezzanine equity line item. There is no change to total stockholders' equity at any reported balance sheet date.